National Integrity AnnuiChoice

May 2, 2012

Securities and Exchange Commission

100 F. Street N.E.

Washington, D.C. 20549

RE:          Separate Account I of National Integrity Life Insurance Company

Registration Nos. 333-44892 and 811-04846

AnnuiChoice Prospectus and Statement of Additional Information Filing

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from those contained in the Registrant’s Post-Effective Amendment number 18 to its Registration Statement number 333-44892 on Form N-4, which was filed electronically on April 25, 2012.

Sincerely,

/s/ Rhonda S. Malone

Rhonda S. Malone
Counsel – Securities
Western & Southern Financial Group, Inc.
Phone: 513-629-1854
rhonda.malone@wslife.com